EDGAR

May 4, 1999



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:       Filing Pursuant to Rule 497(j)
         John Hancock Investment Trust
            John Hancock  Large Cap Value Fund
                 (Formerly:  John Hancock Growth and Income Fund)
            John Hancock Balanced Fund
                 (Formerly: John Hancock Sovereign Balanced Fund)
            John Hancock Sovereign Investors Fund
            John Hancock Real Estate Fund

        File Nos.  2-10156; 811-00560

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 1999 and Statement of Additional Information dated May 1, 1999 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                              Sincerely,


                                             /s/Joan O'Neill
                                             ---------------
                                             Joan O'Neill